Annual Total Returns - Fidelity Freedom Index 2050 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Investor PRO-12 - Fidelity Freedom Index 2050 Fund - Investor Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(3.27%)
Annual Return 2012	13.47%
Annual Return 2013	19.34%
Annual Return 2014	6.57%
Annual Return 2015	(1.53%)
Annual Return 2016	9.45%
Annual Return 2017	20.54%
Annual Return 2018	(7.25%)
Annual Return 2019	26.11%
Annual Return 2020	16.44%